SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD (Details) € in Millions, $ in Millions	1 Months Ended
	Feb. 29, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €		€ 6,421		€ 5,618
US Borrowings | Major Repayment on Borrowings
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings	$ 255
Borrowings			$ 1,075